Operating segments - Reconciliation of net earnings/(losses) to underlying earnings (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Exchange and Derivative Gains (Losses), Pre-Tax [Abstract]
Impairment charges	$ (3,487)	$ (132)	$ (796)
Net gains on consolidation and disposal of interests in businesses, Pre-tax	(291)
– Exchange (losses)/gains on external US dollar net debt and intragroup balances and derivatives, Pre-tax	52
Gain/(losses) on currency and interest rate derivatives not qualifying for hedge accounting, Pre-tax	(72)
(Losses)/gains on embedded commodity derivatives not qualifying for hedge accounting, Pre-tax	(253)
Other Exclusions From Underlying Earnings Before Tax	(171)
Items Excluded From Underlying Earnings Before Tax	(4,222)
Profit before taxation	11,119	18,167	12,816
Underlying Earnings Before Tax	15,341
Exchange And Derivative Gains Losses Tax [Abstract]
Impairment charges, Tax	323	25	141
– Exchange (losses)/gains on external US dollar net debt and intragroup balances and derivatives, Tax	(6)
- Gain/(losses) on currency and interest rate derivatives not qualifying for hedge accounting, Tax	15
- (Losses)/gains on embedded commodity derivatives not qualifying for hedge accounting, Tax	65
Tax Effect Of Other Exclusions	(6)
Total excluded from underlying earnings, Tax	391
Taxation	(4,147)	(4,242)	(3,965)
Underlying Earnings Tax	(4,538)
Exchange and derivative gains/(losses, Non-controlling interests
Impairment charges, Non-controlling interests	1,506	3	174
– Exchange (losses)/gains on external US dollar net debt and intragroup balances and drivatives, Non-controlling interests	5
– (Losses)/gains on currency and interest rate derivatives not qualifying for hedge accounting	(2)
– Gains/(losses) on embedded commodity derivatives not qualifying for hedge accounting	(4)
Other Exclusions From Underlying Earnings, Attributable to Noncontrolling interests	(37)
Total excluded from underlying earnings, Non-controlling interests	1,468
Profit after tax for the year – attributable to non-controlling interests	1,038	(287)	(89)
Underlying Earnings Attributable To Noncontrolling Interests	(430)
Exchange and derivative gains/(losses), Net
Impairment charge, net amount	(1,658)	(104)	(481)
Net gains on consolidation and disposal of interests in businesses, Net	(291)	3,996	2,022
– Exchange (losses)/gains on external US dollar net debt and intragroup balances and derivatives, Net	51	550	(488)
– (Losses)/gains on currency and interest rate derivatives not qualifying for hedge accounting	(59)	(48)	30
– Gains/(losses) on embedded commodity derivatives not qualifying for hedge accounting	(192)	202	(352)
Losses from increases to closure estimates (non-operating and fully impaired sites)		(335)
Gain relating to surplus land at Kitimat, Net		569
Changes in corporate tax rates in the US and France, Net			(439)
Rio Tinto Kennecott insurance settlement, Net			45
Tax charge relating to expected divestments, included in ire-tax amount			(202)
Other Exclusions From Underlying Earnings Net	(214)
Total excluded from underlying earnings, Net	(2,363)	4,830	135
Net earnings – attributable to owners of Rio Tinto	8,010	13,638	8,762
Underlying earnings, Net	$ 10,373	$ 8,808	$ 8,627